Significant Accounting Policies - Concentration of credit risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant accounting policies
Revenue	$ 310,197	$ 405,784	$ 395,978
Charterer A
Significant accounting policies
Revenue	$ 36,030	$ 28,132